Trade and Other Payables (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 566	$ 488
Payables to related parties	4	7
Provisions for volume rebates	50	45	$ 35
Accrued expenses	162	143
Trade and other current payables	$ 782	$ 683